Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 4,449,432	₩ 4,908,473
Acquisitions	390,008	315,402
Disposals	(19,590)	(77,665)
Amortization	(444,100)	(465,558)
Impairment loss	(223,460)	(197,068)
Others	14,019	(34,152)
Ending	4,166,309	4,449,432
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	903,893	1,097,809
Acquisitions	17,804
Disposals	0	0
Amortization	0
Impairment loss	(189,167)	(189,379)
Others	3,439	(4,537)
Ending	735,969	903,893
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	2,170,738	2,279,210
Acquisitions	281,544	136,195
Disposals	(574)	(3,617)
Amortization	(271,931)	(282,594)
Impairment loss	(20,005)	(7,727)
Others	66,036	49,271
Ending	2,225,808	2,170,738
Membership [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	138,703	148,078
Acquisitions	7,457	3,416
Disposals	(4,198)	(12,340)
Amortization	(137)	(107)
Impairment loss	145	244
Others	400	(588)
Ending	142,370	138,703
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	227,111	94,339
Acquisitions	11,301	1,315
Disposals	0	(16)
Amortization	(72,294)	(56,329)
Impairment loss	(4,027)	(206)
Others	(8,118)	188,008
Ending	153,973	227,111
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	236,272	281,398
Acquisitions	0
Disposals	0
Amortization	(20,581)	(44,893)
Impairment loss	0	0
Others	330	(233)
Ending	216,021	236,272
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	57,140	77,271
Acquisitions	3,649	14,886
Disposals	0
Amortization	0
Impairment loss	(374)
Others	1,542	(35,017)
Ending	61,957	57,140
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	330,247	374,875
Acquisitions	0
Disposals	0
Amortization	(44,478)	(44,478)
Impairment loss	0
Others	(49)	(150)
Ending	285,720	330,247
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	385,328	555,493
Acquisitions	68,253	159,590
Disposals	(14,818)	(61,692)
Amortization	(34,679)	(37,157)
Impairment loss	(10,032)
Others	(49,561)	(230,906)
Ending	₩ 344,491	₩ 385,328